Staff costs	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Staff costs	Staff costs
Accounting for staff costs
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Barclays Bank Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from
2017, the Barclays Bank Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.
The accounting policies for share-based payments, and pensions and other post-retirement benefits, are included in Note 29 and Note 30 respectively.

	2023	2022	2021
	£m	£m	£m
Performance costs	1,308	1,398	1,308
Salaries	2,921	2,637	2,245
Social security costs	374	352	297
Post-retirement benefits[a]	298	188	181
Other compensation costs	221	205	172
Total compensation costs[b]	5,122	4,780	4,203

Other resourcing costs
Outsourcing	206	259	136
Redundancy and restructuring	176	45	49
Temporary staff costs	22	25	17
Other	65	83	51
Total other resourcing costs	469	412	253

Total staff costs	5,591	5,192	4,456
Notes
aPost-retirement benefits charge includes £180m (2022: £140m; 2021: £121m) in respect of defined contribution schemes and £118m (2022: £48m; 2021: £60m) in respect of defined benefit schemes.
b£259m (2022: £197m; 2021: £152m) of compensation cost was capitalised as internally generated software.